Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Diluted net income (loss) per common stock	$ (0.03)	$ 0.04	$ (0.1)	$ 0.12	$ 0.14	$ 0.03
Class B
Schedule of Basic and Diluted Net Income (Loss) Per Share [Line Items]
Diluted net income (loss) per common stock		$ 0.04		$ 0.12	$ 0.14	$ 0.03